Summary of Significant Accounting Policies (Tables) - Aria Energy LLC [Member]	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Sep. 14, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of company’s revenue by major source
(in thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
RNG, including RINs and LCFS credits	$29,241	$55,722
RNG O&M service	367	706
Power, including RECs	10,809	24,626
Power O&M service	1,600	3,430
Other	—	24
Total	$42,017	$84,508

Operating segments
RNG	$29,608	$56,452
Power	12,409	28,056
Total	$42,017	$84,508

(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
RNG, including RINs and LCFSs	$83,848	$75,143
Gas O&M service	974	—
Power, including RECs	31,217	46,434
Electric O&M service	4,211	11,003
Other	32	9,983
Total	$120,282	$142,563

Operating segments
RNG	$84,853	$85,126
Power	35,429	57,437
Total	$120,282	$142,563

Schedule of assets and liabilities included in the consolidated balance sheet
(in thousands)
Current assets
Accounts receivable	$2,092
Inventory	3,034
Related party accounts receivable and advances	88
Prepaid expenses and other current assets	686
Total current assets	5,900
Property and equipment – net	4,906
Intangible assets – net	82,179
Held for sale valuation allowance	(25,293)
Investment in joint ventures	2,342
Total assets held for sale	$70,034

Current liabilities
Accounts payable – trade	$824
Accrued and other current liabilities	2,066
Total current liabilities	2,890
Below-market contracts	6,060
Asset retirement obligations	3,584
Total liabilities	$12,534